Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 68,005,837	$ 52,284,721
Highly liquid investments	28,362,744	36,557,105
Total of cash and cash equivalents	$ 96,368,581	$ 88,841,826	$ 66,735,531	$ 68,747,376